CERT NYS
File # 1-10709

17010863

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC
SEP 15 2017
Washington, DC 20549

September 15, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Depositary Shares Each Representing 1/1,000 of a Share of 5.25% Cumulative Preferred Stock, Series X, par value $.01 per share of PS Business Parks, Inc., under the Exchange Act of 1934.

Sincerely,

[signature]